UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24138

Milliman Funds Trust
(Exact name of registrant as specified in charter)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

(Name and address of agent for service)

(312) 726-0677

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Milliman Healthcare Inflation Guard ETF
MHIG (NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Milliman Healthcare Inflation Guard ETF for the period of April 20, 2026 (fund inception), to June 30, 2026. You can find additional information about the Fund at https://millimanfunds.com/etfs/mhig. You can also request this information by contacting us at 1-855-700-7959.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Milliman Healthcare Inflation Guard ETF	$9	0.48%†
*	Amount shown reflects the expenses of the Fund from April 20, 2026 (fund inception) through June 30, 2026. Expenses would be higher if the Fund had been in operation for a complete six month fiscal period.
**	Annualized
†	Excludes fees and expenses incurred as a result of investments in underlying funds.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$987,789
Number of Holdings	70
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of net assets)
Exchange Traded Funds	53.0%
U.S. Treasury Bills	27.6%
Common Stocks	18.2%
Purchased Options	1.1%
Written Options	(0.0)%
Cash & Other	0.1%

Top Holdings	(% of net assets)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	35.3%
United States Treasury Bill	27.6%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	14.3%
State Street SPDR S&P 500 ETF Trust	3.4%
Eli Lilly & Co.	1.7%
UnitedHealth Group, Inc.	1.5%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $370.13	1.1%
Johnson & Johnson	1.0%
Thermo Fisher Scientific, Inc.	1.0%
Abbott Laboratories	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millimanfunds.com/etfs/mhig.
Milliman Healthcare Inflation Guard ETF	PAGE 1	TSR-SAR-600825103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Milliman, Inc documents not be householded, please contact Milliman, Inc at 1-855-700-7959, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Milliman, Inc or your financial intermediary.
Milliman Healthcare Inflation Guard ETF	PAGE 2	TSR-SAR-600825103

Milliman Healthcare Inflation Plus ETF
MHIP (NYSE Arca)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Milliman Healthcare Inflation Plus ETF for the period of April 20, 2026 (fund inception), to June 30, 2026. You can find additional information about the Fund at https://millimanfunds.com/etfs/mhip. You can also request this information by contacting us at 1-855-700-7959.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Milliman Healthcare Inflation Plus ETF	$10	0.50%†
*	Amount shown reflects the expenses of the Fund from April 20, 2026 (fund inception) through June 30, 2026. Expenses would be higher if the Fund had been in operation for a complete six month fiscal period.
**	Annualized
†	Excludes fees and expenses incurred as a result of investments in underlying funds.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$994,139
Number of Holdings	71
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of net assets)
Common Stocks	47.1%
U.S. Treasury Bills	25.9%
Exchange Traded Funds	24.9%
Purchased Options	2.1%
Written Options	(0.0)%
Cash & Other	0.0%

Top Holdings	(% of net assets)
United States Treasury Bill	25.9%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	11.5%
State Street SPDR Portfolio S&P 500 ETF	8.8%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	4.5%
Eli Lilly & Co.	4.3%
UnitedHealth Group, Inc.	3.8%
Johnson & Johnson	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Abbott Laboratories	2.2%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $349.57	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millimanfunds.com/etfs/mhip.
Milliman Healthcare Inflation Plus ETF	PAGE 1	TSR-SAR-600825202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Milliman, Inc documents not be householded, please contact Milliman, Inc at 1-855-700-7959, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Milliman, Inc or your financial intermediary.
Milliman Healthcare Inflation Plus ETF	PAGE 2	TSR-SAR-600825202

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.”

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Milliman Healthcare Inflation Guard ETF
Milliman Healthcare Inflation Plus ETF
Core Financial Statements
June 30, 2026

Milliman Healthcare Inflation Guard ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 53.0%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(a)	7,161	$348,597
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	2,817	141,695
State Street SPDR S&P 500 ETF Trust	45	33,605
TOTAL EXCHANGE TRADED FUNDS (Cost $526,697)		523,897
COMMON STOCKS - 18.2%
Health Care - 18.2%
Abbott Laboratories	92	8,348
AbbVie, Inc.	17	4,278
Agilent Technologies, Inc.	15	1,992
Align Technology, Inc.(b)	4	675
Alnylam Pharmaceuticals, Inc.(b)	2	602
Amgen, Inc.	3	1,086
Becton Dickinson & Co.	15	2,270
Boston Scientific Corp.(b)	83	3,542
BrightSpring Health Services, Inc.(b)	10	697
Bristol-Myers Squibb Co.	56	3,227
Cardinal Health, Inc.	9	2,138
Cencora, Inc.	8	2,264
Centene Corp.(b)	19	1,220
Cigna Group	10	2,757
Cooper Cos., Inc.(b)	11	789
CVS Health Corp.	48	4,966
Danaher Corp.	38	7,238
DaVita, Inc.(b)	2	445
Dexcom, Inc.(b)	22	1,482
Edwards Lifesciences Corp.(b)	30	2,714
Elevance Health, Inc.	8	3,094
Eli Lilly & Co.	14	16,792
GE HealthCare Technologies, Inc.	26	1,664
Gilead Sciences, Inc.	5	632
Globus Medical, Inc. - Class A(b)	7	553
Guardant Health, Inc.(b)	7	1,050
HCA Healthcare, Inc.	9	3,509
Humana, Inc.	5	1,986
IDEXX Laboratories, Inc.(b)	4	2,106
Illumina, Inc.(b)	8	1,407
Insulet Corp.(b)	4	609
Intuitive Surgical, Inc.(b)	19	7,556
IQVIA Holdings, Inc.(b)	9	1,739
Johnson & Johnson	40	10,159
Labcorp Holdings, Inc.	5	1,400
Madrigal Pharmaceuticals, Inc.(b)	3	1,611
McKesson Corp.	5	3,778
Medline, Inc.(b)	48	1,893
Medpace Holdings, Inc.(b)	2	1,059
Medtronic PLC	69	5,398

The accompanying notes are an integral part of these financial statements.

1

Milliman Healthcare Inflation Guard ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Merck & Co., Inc.		47	$6,039
Mettler-Toledo International, Inc.(b)		1	1,277
Moderna, Inc.(b)		21	1,471
Natera, Inc.(b)		7	1,900
Neurocrine Biosciences, Inc.(b)		7	1,180
Penumbra, Inc.(b)		2	631
Pfizer, Inc.		23	554
Quest Diagnostics, Inc.		6	1,272
ResMed, Inc.		8	1,559
Revolution Medicines, Inc.(b)		9	1,686
Revvity, Inc.		6	668
Solventum Corp.(b)		10	771
STERIS PLC		5	1,053
Stryker Corp.		20	6,297
Tenet Healthcare Corp.(b)		3	561
Thermo Fisher Scientific, Inc.		20	10,027
United Therapeutics Corp.(b)		3	1,625
UnitedHealth Group, Inc.		35	14,547
Veeva Systems, Inc. - Class A(b)		9	1,597
Viatris, Inc.		9	143
Waters Corp.(b)		5	1,875
West Pharmaceutical Services, Inc.		4	1,436
Zimmer Biomet Holdings, Inc.		10	861
Zoetis, Inc. - Class A		2	144
TOTAL COMMON STOCKS (Cost $169,686)			179,899
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.1%(b)
Call Options - 1.1%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $370.13(c)(d)	$294,704	8	10,519
TOTAL PURCHASED OPTIONS (Cost $36,281)			10,519
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 27.6%
3.63%, 07/21/2026(e)		$273,300	272,754
TOTAL U.S. TREASURY BILLS (Cost $272,753)			272,754
TOTAL INVESTMENTS - 99.9% (Cost $1,005,417)			$987,069
Money Market Deposit Account - 0.1%(f)			1,234
Liabilities in Excess of Other Assets - 0.0%(g)			(514)
TOTAL NET ASSETS - 100.0%			$987,789

The accompanying notes are an integral part of these financial statements.

2

Milliman Healthcare Inflation Guard ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund
Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.36%.

(g)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Milliman Healthcare Inflation Guard ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Call Options - (0.0)%(a)
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $464.27(b)(c)	$(294,704)	(8)	$(319)
TOTAL WRITTEN OPTIONS (Premiums received $2,794)			$(319)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The following is a summary of the fair valuation of the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements).

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$523,897	$—	$—	$523,897
Common Stocks	179,899	—	—	179,899
Purchased Options	—	10,519	—	10,519
U.S. Treasury Bills	—	272,754	—	272,754
Total Investments	$703,796	$283,273	$—	$987,069
Liabilities:
Investments:
Written Options	$—	$(319)	$—	$(319)
Total Investments	$—	$(319)	$—	$(319)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

4

Milliman Healthcare Inflation Plus ETF
Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 47.1%
Health Care - 47.1%(a)
Abbott Laboratories	239	$21,687
AbbVie, Inc.	44	11,072
Agilent Technologies, Inc.	40	5,313
Align Technology, Inc.(b)	10	1,687
Alnylam Pharmaceuticals, Inc.(b)	5	1,505
Amgen, Inc.	9	3,259
Becton Dickinson & Co.	39	5,902
Boston Scientific Corp.(b)	215	9,176
BrightSpring Health Services, Inc.(b)	26	1,813
Bristol-Myers Squibb Co.	146	8,413
Cardinal Health, Inc.	23	5,464
Cencora, Inc.	20	5,660
Centene Corp.(b)	49	3,145
Cigna Group	27	7,443
Cooper Cos., Inc.(b)	28	2,008
CVS Health Corp.	124	12,828
Danaher Corp.	98	18,667
DaVita, Inc.(b)	6	1,335
Dexcom, Inc.(b)	57	3,839
Edwards Lifesciences Corp.(b)	79	7,146
Elevance Health, Inc.	22	8,508
Eli Lilly & Co.	36	43,179
GE HealthCare Technologies, Inc.	66	4,225
Gilead Sciences, Inc.	14	1,769
Globus Medical, Inc. - Class A(b)	18	1,422
Guardant Health, Inc.(b)	18	2,701
HCA Healthcare, Inc.	23	8,967
Humana, Inc.	13	5,164
IDEXX Laboratories, Inc.(b)	11	5,791
Illumina, Inc.(b)	22	3,868
Insulet Corp.(b)	10	1,522
Intuitive Surgical, Inc.(b)	50	19,884
IQVIA Holdings, Inc.(b)	24	4,637
Johnson & Johnson	104	26,413
Labcorp Holdings, Inc.	12	3,360
Madrigal Pharmaceuticals, Inc.(b)	8	4,296
McKesson Corp.	12	9,067
Medline, Inc.(b)	123	4,851
Medpace Holdings, Inc.(b)	4	2,118
Medtronic PLC	178	13,925
Merck & Co., Inc.	121	15,548
Mettler-Toledo International, Inc.(b)	3	3,833
Moderna, Inc.(b)	54	3,782
Natera, Inc.(b)	19	5,158
Neurocrine Biosciences, Inc.(b)	18	3,034
Penumbra, Inc.(b)	5	1,579
Pfizer, Inc.	59	1,421
Quest Diagnostics, Inc.	16	3,391
ResMed, Inc.	20	3,898

The accompanying notes are an integral part of these financial statements.

5

Milliman Healthcare Inflation Plus ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Revolution Medicines, Inc.(b)		22	$4,120
Revvity, Inc.		15	1,669
Solventum Corp.(b)		25	1,929
STERIS PLC		14	2,948
Stryker Corp.		53	16,686
Tenet Healthcare Corp.(b)		9	1,684
Thermo Fisher Scientific, Inc.		52	26,071
United Therapeutics Corp.(b)		9	4,876
UnitedHealth Group, Inc.		90	37,407
Veeva Systems, Inc. - Class A(b)		24	4,259
Vertex Pharmaceuticals, Inc.(b)		1	497
Viatris, Inc.		23	365
Waters Corp.(b)		13	4,875
West Pharmaceutical Services, Inc.		10	3,590
Zimmer Biomet Holdings, Inc.		27	2,324
Zoetis, Inc. - Class A		5	359
TOTAL COMMON STOCKS (Cost $443,777)			468,332
EXCHANGE TRADED FUNDS - 24.9%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF		2,347	114,252
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		897	45,119
State Street SPDR Portfolio S&P 500 ETF		996	87,529
TOTAL EXCHANGE TRADED FUNDS (Cost $243,939)			246,900
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.1%(b)
Call Options - 2.1%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $349.57(c)(d)	$294,704	8	21,135
TOTAL PURCHASED OPTIONS (Cost $50,881)			21,135
		Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 25.9%
3.63%, 07/21/2026(e)		$258,200	257,684
TOTAL U.S. TREASURY BILLS (Cost $257,683)			257,684
TOTAL INVESTMENTS - 100.0% (Cost $996,280)			$994,051
Money Market Deposit Account - 0.0%(f)(g)			438
Liabilities in Excess of Other Assets - (0.0)%(g)			(350)
TOTAL NET ASSETS - 100.0%			$994,139

The accompanying notes are an integral part of these financial statements.

6

Milliman Healthcare Inflation Plus ETF
Schedule of Investments
June 30, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund
Services.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.36%.

(g)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

Milliman Healthcare Inflation Plus ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Call Options - (0.0)%(a)
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $467.93(b)(c)	$(294,704)	(8)	$(301)
TOTAL WRITTEN OPTIONS (Premiums received $2,500)			$(301)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements).

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$468,332	$—	$—	$468,332
Exchange Traded Funds	246,900	—	—	246,900
Purchased Options	—	21,135	—	21,135
U.S. Treasury Bills	—	257,684	—	257,684
Total Investments	$715,232	$278,819	$—	$994,051
Liabilities:
Investments:
Written Options	$—	$(301)	$—	$(301)
Total Investments	$—	$(301)	$—	$(301)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

MILLIMAN FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	Milliman Healthcare Inflation Guard ETF	Milliman Healthcare Inflation Plus ETF
ASSETS:
Investments, at value	$987,069	$994,051
Cash - interest bearing deposit account	1,234	438
Dividends receivable	212	352
Dividend tax reclaims receivable	12	32
Interest receivable	4	3
Total assets	988,531	994,876
LIABILITIES:
Written options, at value	319	301
Payable to Adviser	423	436
Total liabilities	742	737
NET ASSETS	$987,789	$994,139
Net Assets Consist of:
Paid-in capital	$1,012,181	$1,000,000
Total accumulated losses	(24,392)	(5,861)
Total net assets	$987,789	$994,139
Net assets	$987,789	$994,139
Shares issued and outstanding (unlimited shares authorized without par value)	50,000	50,000
Net asset value per share	$19.76	$19.88
Cost:
Investments, at cost	$1,005,417	$996,280
Proceeds:
Written options premium received	$2,794	$2,500

The accompanying notes are an integral part of these financial statements.

9

MILLIMAN FUNDS TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	Milliman Healthcare Inflation Guard ETF(a)	Milliman Healthcare Inflation Plus ETF(a)
INVESTMENT INCOME:
Dividend income	$3,777	$2,574
Interest income	1,359	1,315
Total investment income	5,136	3,889
EXPENSES:
Investment advisory fee	1,058	1,044
Total expenses	1,058	1,044
Fee waiver from Adviser	(138)	(100)
Net expenses	920	944
Net investment income	4,216	2,945
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(12,735)	(8,776)
Net realized gain (loss)	(12,735)	(8,776)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,348)	(2,229)
Written options	2,475	2,199
Net change in unrealized appreciation (depreciation)	(15,873)	(30)
Net realized and unrealized gain (loss)	(28,608)	(8,806)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(24,392)	$(5,861)

(a)	Inception date of the Fund was April 20, 2026.
The accompanying notes are an integral part of these financial statements.

10

MILLIMAN FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Milliman Healthcare Inflation Guard ETF	Milliman Healthcare Inflation Plus ETF
	Period Ended June 30, 2026(a) (Unaudited)	Period Ended June 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$4,216	$2,945
Net realized gain (loss)	(12,735)	(8,776)
Net change in unrealized appreciation (depreciation)	(15,873)	(30)
Net increase (decrease) in net assets from operations	(24,392)	(5,861)
CAPITAL TRANSACTIONS:
Shares sold	1,012,181	1,000,000
Net increase (decrease) in net assets from capital transactions	1,012,181	1,000,000
Net increase (decrease) in net assets	987,789	994,139
NET ASSETS:
Beginning of the period	—	—
End of the period	$987,789	$994,139
SHARES TRANSACTIONS
Shares sold	50,000	50,000
Total increase (decrease) in shares outstanding	50,000	50,000

(a)	Inception date of the Fund was April 20, 2026.
The accompanying notes are an integral part of these financial statements.

11

MILLIMAN HEALTHCARE INFLATION GUARD ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.24
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	(0.56)
Total from investment operations	(0.48)
Net asset value, end of period	$19.76
Total return(d)	−2.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$988
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.55%
After expense waiver/recoupment(e)(f)	0.48%
Ratio of net investment income (loss) to average net assets(e)(f)	2.21%
Portfolio turnover rate(d)(g)	34%

(a)	Inception date of the Fund was April 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

MILLIMAN HEALTHCARE INFLATION PLUS ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	(0.18)
Total from investment operations	(0.12)
Net asset value, end of period	$19.88
Total return(d)	−0.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$994
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)(f)	0.55%
After expense waiver/recoupment(e)(f)	0.50%
Ratio of net investment income (loss) to average net assets(e)(f)	1.55%
Portfolio turnover rate(d)(g)	34%

(a)	Inception date of the Fund was April 20, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)
1. Organization
Milliman Funds Trust (the “Trust”) is an open-end management investment company organized under the laws of the state of Delaware on August 19, 2025. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust consisted of 2 operational series (each, a “Fund” and together, the “Funds”). Each Fund is classified as non-diversified under the 1940 Act. Each Fund commenced operations on April 20, 2026.
The Milliman Healthcare Inflation Guard ETF seeks to generate returns that are generally equivalent to the U.S. healthcare cost inflation rate. The Milliman Healthcare Inflation Plus ETF seeks to generate returns that over time exceed the U.S. healthcare cost inflation.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Computation of Net Asset Value – The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Valuation – The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman Financial Risk Management LLC (“Milliman”) as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.
Equity securities, including shares of exchange-traded funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.
Exchange-traded options, including FLexible EXchange® Options (“FLEX Options”), are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Over-the-counter (“OTC”) options will be valued at the mean of the most recent bid and ask price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.
Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.
Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.
The Funds’ accounting agent may obtain all market quotations used in valuing securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing

14

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.
The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2026, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Cash and cash equivalents – Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian. The rate on the demand deposit account was 3.36% as of June 30, 2026.
Investment Transactions and Investment Income – Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Segment Reporting – Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The investment objective and investment strategy of each Fund is used by Milliman to make investment decisions, and the results of the operations, which will be shown in the Statements of Operations and the Financial Highlights for each Fund upon commencement of operations is the information utilized for the day-to-day management of the Fund. Each Fund is party to the expense agreements as disclosed in these Notes to the Financial Statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the principal financial officer is deemed to be the Chief Operating Decision Maker.
3. Derivatives
Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

15

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
In seeking to create a hedge against a Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or FLEX Options on common stocks and/or indices or ETFs representing those common stocks. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. FLEX Options are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Funds’ principal investment strategies.
The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the underlying asset) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the underlying asset) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the underlying asset) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the underlying asset) at a certain defined price.
When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.
The following tables summarize derivatives held by the Fund and their impact on the Funds’ results of operations.
The location and value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026, was as follows:

	Location	Equity Risk	Total
Milliman Healthcare Inflation Guard ETF
Assets - Purchased options	Investments, at value	$10,519	$10,519
Liabilities - Written options	Options written, at value	$319	$319
Milliman Healthcare Inflation Plus ETF
Assets - Purchased options	Investments, at value	$21,135	$21,135
Liabilities - Written options	Options written, at value	$301	$301

16

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
The location and effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026, was as follows:

Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman Healthcare Inflation Guard ETF
Purchased options	Investments	$—	$—
Written options	Written Options	—	—
		$—	$—

	Location	Equity Risk	Total
Milliman Healthcare Inflation Plus ETF
Purchased options	Investments	$—	$—
Written options	Written Options	—	—
		$—	$—

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman Healthcare Inflation Guard ETF
Purchased options	Investments	$(25,762)	$(25,762)
Written options	Written Options	2,181	2,181
		$(23,581)	$(23,581)

	Location	Equity Risk	Total
Milliman Healthcare Inflation Plus ETF
Purchased options	Investments	$(29,746)	$(29,746)
Written options	Written Options	2,199	2,199
		$ (27,547)	$(27,547)

The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the OCC and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.
In order to better define their contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral

17

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2026, all of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under FASB ASC 210, Balance Sheet – Offsetting does not apply.
4. Federal Tax Information
No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.
Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2026.
The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the estimated cost of investments, including derivatives, and unrealized appreciation/
depreciation for federal income tax purposes for each Fund were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman Healthcare Inflation Guard ETF	$1,002,623	$20,669	$(36,542)	$(15,873)
Milliman Healthcare Inflation Plus ETF	994,051	48,191	(48,221)	(30)

5. Advisory Fees and Other Agreements
The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Fund. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual unitary fee equal to 0.55% of each Fund's average daily net assets. During the term of the Advisory Agreement, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.
Milliman agreed to waive a portion of the Fund’s management fee in an amount equal to the Fund’s acquired fund fees and expenses until at least April 30, 2027. This agreement cannot be terminated without the consent of the Board.

18

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank, N.A., a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. Milliman may, out of its own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
Certain Trustees and Officers of the Trust are also Officers or employees of Milliman. Trustee compensation is paid for by Milliman.
6. Investment Transactions
Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2026, were as follows:

	Purchases	Sales
Milliman Healthcare Inflation Guard ETF	$272,894	$306,085
Milliman Healthcare Inflation Plus ETF	278,209	383,235

For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Milliman Healthcare Inflation Guard ETF	$778,591	$ —
Milliman Healthcare Inflation Plus ETF	852,399	—

7. Creation and Redemption Transactions
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

19

Milliman Funds Trust
Notes to the Financial Statements
June 30, 2026 (Unaudited)(Continued)
8. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Milliman owned 100% of the outstanding shares of the Funds.
9. Risks
The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.
The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.
10. Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
11. Subsequent Events
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

20

Milliman Funds Trust
Approval of Investment Advisory Agreement
At a meeting held on August 12, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Milliman Funds Trust (the “Trust”) including all of the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and unanimously approved the investment advisory agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (“Milliman”) and the Trust, on behalf of Milliman Healthcare Inflation Guard ETF and Milliman Healthcare Inflation Plus ETF (each, a “Healthcare Inflation ETF,” and together, the “Healthcare Inflation ETFs”).
At the Meeting, the Board, including the Independent Trustees, reviewed the written materials and other information from independent legal counsel and from Milliman, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Milliman expected to provide to the Healthcare Inflation ETFs; (iii) information concerning the financial condition, business, operations, portfolio management teams, and compliance program of Milliman; (iv) information describing each Healthcare Inflation ETF’s proposed unitary fee; (v) a copy of the current Form ADV for Milliman; and (vi) a memorandum regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of Milliman. The Board received information comparing the proposed advisory fees and expenses of each Healthcare Inflation ETF to similarly situated investment companies, although management stated that they did not view those other investment companies as within each Healthcare Inflation ETF’s peer group because those other investment companies have broader or different investment mandates that are not tied to healthcare cost inflation.
During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Healthcare Inflation ETF by Milliman; (ii) Milliman’s personnel and operations; (iii) the Healthcare Inflation ETFs’ proposed expense levels; (iv) any “fall-out” benefits to Milliman (i.e., the ancillary benefits that would be realized by Milliman from Milliman’s relationship with the Trust); (v) economies of scale as a Healthcare Inflation ETF’s assets grow; and (vi) possible conflicts of interest.
The Board, including the Independent Trustees, considered the following in respect of the Healthcare Inflation ETFs:
(a) The nature, extent and quality of services expected to be provided to the Healthcare Inflation ETFs by Milliman, including personnel and operations of Milliman. The Board reviewed the services that Milliman was expected to provide for each of the Healthcare Inflation ETFs. The Board noted the responsibilities that Milliman would have as each Healthcare Inflation ETF’s investment adviser, including: the responsibility for the management and investment of the Healthcare Inflation ETF’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Healthcare Inflation ETF’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Healthcare Inflation ETFs.
The Board reviewed Milliman’s experience in managing other portfolios, noting its long-term experience with Milliman’s management of Milliman Variable Insurance Trust. Based on its consideration and review of the foregoing information, the Board determined that the Healthcare Inflation ETFs were likely to benefit from the nature, quality and extent of these services, as well as Milliman’s ability to render such services based on its experience, personnel, operations and resources.
(b) Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by Milliman from the relationship with the Healthcare Inflation ETFs; “fallout” benefits. The Board compared both the services to be provided to the Healthcare Inflation ETFs by Milliman and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board compared each Healthcare Inflation ETF’s proposed advisory fee and projected expense ratio to other investment companies Milliman considered to be similar to the Healthcare Inflation ETFs, even if not necessarily in the same peer group due to the unique strategies proposed to be implemented by Milliman in managing the Healthcare Inflation ETFs. The Board also considered that the Investment Advisory Agreement provided for a “unitary fee” structure pursuant to which a Healthcare Inflation ETF’s ordinary operating expenses (subject to customary exclusions) would be paid from Milliman’s management fee. The Board noted that, under the unitary fee arrangement, Milliman would likely supplement a portion of the cost of operating each Healthcare Inflation ETF for some period of time and considered the benefits that would accrue to the

21

Milliman Funds Trust
Approval of Investment Advisory Agreement(Continued)
Healthcare Inflation ETFs. After comparing each Healthcare Inflation ETF’s proposed fees with those of similar funds, and in light of the nature, quality and extent of services proposed to be provided by Milliman and the costs expected to be incurred by Milliman in providing those services, the Board concluded that the level of fees proposed to be paid to Milliman with respect to the Healthcare Inflation ETFs was fair and reasonable.
The Board considered that Milliman may experience certain “fall-out” benefits based on the potential success of the Healthcare Inflation ETFs, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with Milliman, so that such services do not give rise to “fall-out” benefits for Milliman.
(c) The extent to which economies of scale would be realized as the Healthcare Inflation ETFs grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Trust is newly formed, the Healthcare Inflation ETFs had not commenced operations, and the eventual amount of fund assets was uncertain, Milliman was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Healthcare Inflation ETFs grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.
(d) Investment performance of the Healthcare Inflation ETFs and Milliman. Because the Healthcare Inflation ETFs are newly formed and have not commenced operations, the Board did not consider the investment performance of the Healthcare Inflation ETFs. The Board considered the performance of Milliman and the portfolio managers in managing other discretionary investment management accounts, including the various series of Milliman Variable Insurance Trust.
Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as it deemed relevant, the Board, including the Independent Trustees, concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the Healthcare Inflation ETFs. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement on behalf of the Healthcare Inflation ETFs.

22

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing of this report. Based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Milliman Funds Trust

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President and Principal Executive Officer

Date	9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam Schenck
Adam Schenck, President and Principal Executive Officer

Date	9/1/2026

By (Signature and Title)*	/s/ Blake Graves
Blake Graves, Treasurer and Principal Financial Officer

Date	9/1/2026

* Print the name and title of each signing officer under his or her signature.